INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
Income Taxes Details Narrative
Increase valuation allowance	$ 216,000	$ 1,299,000
Net operating loss carryforward		$ 2,814,000
Expiring Year		2034